Stock-Based Compensation (Details 1)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Fair value of stock options
Dividend Yield	0.00%	0.00%	0.00%
Expected Volatility	52.00%	54.00%	55.00%
Risk Free Interest Rate	2.00%	2.00%	2.00%
Expected Lives	5	5	5